Statements of Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Sales [Abstract]
Test and measurement	$ 204,693	$ 197,423	$ 193,863
Service assurance, systems and services	82,788	71,248	49,906
Foreign exchange gains (losses) on forward exchange contracts	(591)	875	(468)
Total sales for the year	286,890	269,546	243,301
Net research and development expenses [Abstract]
Gross research and development expenses	57,972	65,243	53,124
Research and development tax credits and grants	(7,419)	(8,089)	(5,956)
Net research and development expenses for the year	50,553	57,154	47,168
Cost of sales [Abstract]
Depreciation of property, plant and equipment	1,862	2,077	1,522
Amortization of intangible assets	7,186	9,212	2,652
Total depreciation and amortization expense	9,048	11,289	4,174
Selling and administrative expenses [Abstract]
Depreciation of property, plant and equipment	1,354	902	530
Amortization of intangible assets	1,043	592	251
Total depreciation and amortization expenses for the year	2,397	1,494	781
Net research and development expenses [Abstract]
Depreciation of property, plant and equipment	2,253	2,465	1,850
Amortization of intangible assets	783	523	386
Total depreciation and amortization expenses for the year	3,036	2,988	2,236
Depreciation of property, plant and equipment	5,469	5,444	3,902
Amortization of intangible assets	9,012	10,327	3,289
Total depreciation and amortization expenses for the year	14,481	15,771	7,191
Employee compensation [Abstract]
Salaries and benefits	136,059	134,453	115,832
Restructuring charges	3,305	2,072	3,509
Stock-based compensation costs	1,831	1,748	1,414
Total employee compensation for the year	141,195	138,273	120,755
Restructuring charges [Abstract]
Cost of sales	304	517	1,697
Selling and administrative expenses	495	673	1,150
Net research and development costs	2,506	3,219	2,232
Interest and other expense	0	150	0
Income taxes	(63)	(1,150)	0
Total restructuring charges for the year	3,242	3,409	5,079
Stock-based compensation costs [Abstract]
Cost of sales	136	143	121
Selling and administrative expenses	1,375	1,217	1,052
Net research and development expenses	320	388	304
Total stock-based compensation costs for the year	$ 1,831	$ 1,748	$ 1,477